Warrants (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Other Liabilities Disclosure [Abstract]
Common Stock Purchase Warrants Outstanding | $	$ 21,080,080
Average Exercise Price | $ / shares	$ 0.44
Average Expiration Date	4 months 20 days
Warrants To Acquire Common Shares Expired	4,554,167
Common Shares Expired Unexercised	16,415,083